Basis of Presentation and Summary of significant accounting policies (Details - Assumptions) - Anivia Purchase Note [Member]	Feb. 15, 2022
Corporate Bond Yield [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of financial instruments	3.1%
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of financial instruments	1.6%
Liquidity Premium [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of financial instruments	0.4%
Measurement Input, Discount Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of financial instruments	3.5%